CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Additional paid in capital [member]	Retained earnings [member]	Currency translation adjustments [member]	OCI from equity accounted investments [member]	Shareholder's equity [member]	Non-controlling interest [member]
Equity beginning balance at Dec. 31, 2017	$ 39,885	$ 1,180	$ 7,933	$ 34,342	$ (3,554)	$ (40)	$ 39,861	$ 24
Net income/(loss)	2,506			2,504			2,504	2
Other comprehensive income/(loss)	(142)			41	(176)	(6)	(142)
Total comprehensive income/(loss)	2,364
Dividends	(1,194)	5	333	(1,532)			(1,194)
Other equity transactions	(12)		(10)	0			(10)	(2)
Equity ending balance at Jun. 30, 2018	41,043	1,185	8,256	35,355	(3,731)	(46)	41,019	25
Equity beginning balance at Dec. 31, 2017	39,885	1,180	7,933	34,342	(3,554)	(40)	39,861	24
Net income/(loss)	7,538
Other comprehensive income/(loss)	(1,681)
Total comprehensive income/(loss)	5,857
Equity ending balance at Dec. 31, 2018	42,990	1,185	8,247	38,790	(5,206)	(44)	42,970	19
Net income/(loss)	1,712
Other comprehensive income/(loss)	420
Total comprehensive income/(loss)	2,132
Equity ending balance at Mar. 31, 2019	45,117
Equity beginning balance at Dec. 31, 2018	42,990	1,185	8,247	38,790	(5,206)	(44)	42,970	19
Net income/(loss)	3,188			3,187			3,187	1
Other comprehensive income/(loss)	596			137	472	(13)	596
Total comprehensive income/(loss)	3,783
Dividends	(1,732)	0	0	(1,732)			(1,732)
Other equity transactions	(10)		(8)	0			(8)	(2)
Equity ending balance at Jun. 30, 2019	45,031	1,185	8,239	40,381	(4,735)	(57)	45,013	18
Equity beginning balance at Mar. 31, 2019	45,117
Net income/(loss)	1,476
Other comprehensive income/(loss)	176
Total comprehensive income/(loss)	1,651
Equity ending balance at Jun. 30, 2019	$ 45,031	$ 1,185	$ 8,239	$ 40,381	$ (4,735)	$ (57)	$ 45,013	$ 18